SCHEDULE OF SHARE BASED PAYMENT AWARD MODEL INPUTS OPTIONS GRANTED (Details) - $ / shares	Jan. 31, 2022	Aug. 31, 2021	Apr. 15, 2021	Jan. 12, 2021	Jan. 06, 2021	Aug. 20, 2020
IfrsStatementLineItems [Line Items]
Grant date share price	$ 4.8	$ 4.9	$ 7.7	$ 0.79	$ 0.8	$ 15.5
Exercise share price	$ 8.0	$ 4.9	$ 7.9	$ 0.79	$ 0.5	$ 15.5
Vesting periods	1.25m options vest 33% each year and 7.5m options have developmental milestone performance conditions	25% each year	25% each year	33% in 6 months and 67% in 1 year	25% each year	25% each year
Risk free rate	0.97%	0.30%	0.35%		(0.01%)	0.15%
Expected volatility	83.00%	77.70%	80.20%		77.50%	77.40%
Option life	5 years	5 years	5 years		5 years	5 years
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Risk free rate				0.40%
Expected volatility				66.70%
Option life				6 months
Top of range [member]
IfrsStatementLineItems [Line Items]
Risk free rate				0.60%
Expected volatility				83.70%
Option life				1 year